Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements [Abstract]
Disclosure of subsidiaries [Table Text Block]
Affiliate name	Location	Interest	Classification and accounting method
Galiano Gold South Africa (PTY) Ltd.	South Africa	100%	Consolidated
Galiano International (Isle of Man) Limited	Isle of Man	100%	Consolidated
Galiano Gold (Isle of Man) Limited	Isle of Man	100%	Consolidated
Galiano Gold Mali Exploration SARL[1]	Mali	100%	Consolidated
Asanko Gold Exploration Ghana Limited	Ghana	100%	Consolidated
Asanko Gold Ghana Limited	Ghana	45%	Joint venture; equity method
Adansi Gold Company (GH) Limited	Ghana	50%	Joint venture; equity method
Shika Group Finance Limited	Isle of Man	50%	Joint venture; equity method

[1] Formerly known as "ABG Mali Exploration SARL".